Document And Entity Information	Apr. 25, 2024
Document Information [Line Items]
Entity, Registrant Name	EXPRO GROUP HOLDINGS N.V.
Document, Type	8-K
Document, Period End Date	Apr. 25, 2024
Entity, Incorporation, State or Country Code	P7
Entity, File Number	001-36053
Entity, Tax Identification Number	98-1107145
Entity, Address, Address Line One	1311 Broadfield Blvd., Suite 400
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77084
City Area Code	713
Local Phone Number	463-9776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XPRO
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001575828